Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
19. COMMITMENTS AND CONTINGENCIES
Capital expenditure commitments
The Group has commitments for the construction of a data center of RMB110,813(US$16,983) at December 31, 2020, which are scheduled to be paid within one year.
Contingencies
The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.